General accounting principles - Condensed consolidated statement of financial position (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
ASSETS
Accounts receivable and accrued revenues	$ 40,998	$ 42,212
Capitalized voyage expenses	1,414	0
Current LIABILITIES
Accounts payable and accrued expenses	25,039	17,427
Stockholders' Equity
Accumulated deficit	(294,346)	(222,087)
Adjustment, IFRS 15 [Member]
ASSETS
Accounts receivable and accrued revenues	5,456	(7,437)
Capitalized voyage expenses	(1,414)	1,888
Current LIABILITIES
Accounts payable and accrued expenses	615	(815)
Stockholders' Equity
Accumulated deficit	3,426	(4,734)
Restated Balance [Member]
ASSETS
Accounts receivable and accrued revenues		34,775
Capitalized voyage expenses		1,888
Current LIABILITIES
Accounts payable and accrued expenses		16,613
Stockholders' Equity
Accumulated deficit		$ (226,821)
Balance without adoption of IFRS 15 [Member]
ASSETS
Accounts receivable and accrued revenues	46,453
Capitalized voyage expenses	0
Current LIABILITIES
Accounts payable and accrued expenses	25,655
Stockholders' Equity
Accumulated deficit	$ (290,920)